SHAREHOLDERS' EQUITY (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	Mar. 31, 2022	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 CNY (¥) shares	Dec. 17, 2021 USD ($) $ / shares shares	Sep. 03, 2021 shares
SHAREHOLDERS' EQUITY
Shares repurchased during the period value | ¥			¥ 208,385
Ordinary shares par value (per share) | $ / shares					$ 0.001	$ 0.001		$ 0.001
Ordinary shares, shares authorized (in shares)				40,000,000,000	40,000,000,000		40,000,000,000	40,000,000,000
Ordinary shares issued				3,805,284,801	3,805,284,801		3,805,284,801
Ordinary shares				¥ 25,443	$ 3,584		¥ 25,062	$ 40,000
Camelot
SHAREHOLDERS' EQUITY
Ordinary shares issued									247,475,446
2022 Share Repurchase Program
SHAREHOLDERS' EQUITY
Shares repurchased during the period shares		183,901,110
Shares repurchased during the period value | $		$ 100,000
Repurchase period (in months)	12 months